Foreign Exchange Hedging Facility - Additional Information (Detail) - Cash Flow Hedging [Member]	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($) HedgingInstrument	Sep. 30, 2017 USD ($) HedgingInstrument	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) ForwardContracts
Derivative Instruments, Gain (Loss) [Line Items]
Number of foreign exchange hedging Instruments outstanding | HedgingInstrument	0	0
Foreign Exchange Forward [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Cash flow hedging loss on forward contracts			$ 325,000	$ 325,000
Number of contracts outstanding | ForwardContracts				0
Peso Option [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Cash flow hedging loss on forward contracts	$ 0	$ 12,000